As filed with the Securities and Exchange Commission on May 21, 2012

1933 Act File No.002-72658
1940 Act File No. 811-03196

SECURITIES AND EXCHANGE COMMISION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

Post-Effective Amendment No. 56 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

Amendment No. 57 [X]

(Check appropriate box or boxes.)

CASH RESERVE FUND, INC.
(formerly, Cash Reserve Fund, Inc.)
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154
 (Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code (617) 295-1000

Caroline Pearson
One Beacon Street
Boston, Massachusetts  02108
(Name and Address of Agent for Service)

Copy to:
David A. Sturms, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
_____________________________

It is proposed that this filing will become effective (check appropriate box)

[ X ]           immediately upon filing pursuant to paragraph (b)
[   ]           on ______________ pursuant to paragraph (b)
[   ]           60 days after filing pursuant to paragraph (a)(1)
[   ]           on ______________ pursuant to paragraph (a)(1)
[   ]           75 days after filing pursuant to paragraph (a)(2)
[   ]           on ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

•	Cash Reserve Fund – Prime Series: Managed Shares, Institutional Shares and Cash Reserve Prime Shares

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 21st day of May 2012.

CASH RESERVE FUND, INC.

By: /s/W. Douglas Beck
W. Douglas Beck*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	May 21, 2012

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	May 21, 2012

/s/John W. Ballantine
John W. Ballantine*	Director	May 21, 2012

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Director	May 21, 2012

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Director	May 21, 2012

/s/Keith R. Fox
Keith R. Fox*	Director	May 21, 2012

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Director	May 21, 2012

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Director	May 21, 2012

/s/Richard J. Herring
Richard J. Herring*	Director	May 21, 2012

/s/William McClayton
William McClayton*	Director	May 21, 2012

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Director	May 21, 2012

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Director	May 21, 2012

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Director	May 21, 2012

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Director	May 21, 2012

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 55 to the Registration Statement, as filed on April 27, 2012; and as filed on April 29, 2008 in Post-Effective Amendment No. 45 to the Registration Statement.

SIGNATURES

CASH MANAGEMENT PORTFOLIO has duly caused this amendment to the Registration Statements on Form N-1A of DWS Money Market Trust, on behalf of Cash Management Fund, Cash Reserves Fund Institutional, and DWS Money Market Series, and Cash Reserve Fund, Inc. to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 21st day of May 2012.

CASH MANAGEMENT PORTFOLIO

                                                                           By:  /s/W. Douglas Beck
                                                                                  W. Douglas Beck*
                                                                                  President

*By:  /s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**	Attorney-in-fact pursuant to the power of attorney filed in Amendment No. 30 to the Registration Statement for Cash Management Portfolio on May 1, 2012.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase